RELATED PARTIES (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts charged to general and administrative expense	$ 222	$ 127	$ 365	$ 413	$ 262